NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED (Details) $ in Millions	Dec. 31, 2017 USD ($)
IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact that initial application of new IFRS is expected to have on retained earnings	$ (2.0)
IFRS 9
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact that initial application of new IFRS is expected to have on retained earnings	(1.0)
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease liabilities recognized in the consolidated statement of financial position	$ 120.0